Business Combinations - Pro Forma Results of Operation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			$ 27.2
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			4.0
Business Acquisition, Pro Forma Revenue			2,799.8	$ 2,627.6
Business Acquisition, Pro Forma Net Income (Loss)			237.5	$ 311.3
2016 Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 27.4
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	(2.2)
Business Acquisition, Pro Forma Revenue	3,745.6	$ 3,217.1
Business Acquisition, Pro Forma Net Income (Loss)	$ 252.2	187.3
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue		3,479.9	2,851.0
Business Acquisition, Pro Forma Net Income (Loss)		234.0	$ 276.9
Inpatient Rehabilitation Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		54.7
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		1.7
Inpatient Rehabilitation Segment [Member] | Reliant [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		63.7
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		11.2
Home Health and Hospice Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		17.8
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		1.2
Home Health and Hospice Segment [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		19.2
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 2.5